Vessels - Additional Information (Details) $ in Thousands		12 Months Ended
	May 02, 2023 USD ($) m³	Dec. 31, 2024 USD ($) business vessel m³	Dec. 31, 2023 USD ($) vessel business m³
Property, Plant and Equipment [Line Items]
Net book value of vessels		$ 1,653,607	$ 1,754,382
Vessels cargo capacity (in cbm) | m³		48,500
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Navigator Orion
Property, Plant and Equipment [Line Items]
Vessels cargo capacity (in cbm) | m³	22,085
Disposal of vessel	$ 20,700
2023 Vessel Acquisitions
Property, Plant and Equipment [Line Items]
Aggregate consideration			191,700
Drawdown on secured term loan			123,500
Equity contribution			27,300
Payments from available cash on hand			$ 40,900
2023 Vessel Acquisitions | 2018-Built Ethylene
Property, Plant and Equipment [Line Items]
Number of businesses acquired | business		1
Vessels cargo capacity (in cbm) | m³			17,000
2023 Vessel Acquisitions | 2019-Built Ethylene
Property, Plant and Equipment [Line Items]
Number of businesses acquired | business			3
Vessels cargo capacity (in cbm) | m³			22,000
Collateralized Loan Obligations
Property, Plant and Equipment [Line Items]
Net book value of vessels		$ 1,382,000	$ 1,386,000
Time Charter Agreements
Property, Plant and Equipment [Line Items]
Number of vessels contracted | vessel		32	38
Cost of vessels		$ 1,676,000	$ 1,994,000
Net book value of vessels		$ 1,084,000	$ 1,324,000